Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies

(10) COMMITMENTS AND CONTINGENCIES

Purchase commitments

At December 31, 2015, the Company was contractually committed for $241.2 million of capital expenditures for construction materials and purchases of property and equipment. A majority of these purchase commitments are expected to be satisfied in the next twelve months. These purchase commitments are primarily success based; that is, the Company has executed customer contracts that support the future capital expenditures.

Contingencies

In the normal course of business, the Company is party to various outstanding legal proceedings, asserted and unasserted claims, and carrier disputes. In the opinion of management, the ultimate disposition of these matters, both asserted and unasserted, will not have a material adverse effect on the Company’s financial condition, results of operations, or cash flows.

(14) COMMITMENTS AND CONTINGENCIES

Capital Leases

Future contractual payments under the terms of the Company’s capital lease obligations were as follows (in millions):

Year Ended June 30,
2016	$6.4
2017	7.0
2018	5.6
2019	5.0
2020	3.8
Thereafter	17.3
Total minimum lease payments	45.1
Less amounts representing interest	(12.4)
Less current portion	(4.4)
Capital lease obligations, non-current	$28.3

Operating Leases

The Company leases office space, warehouse space, network assets, switching and transport sites, points of presence and equipment under non-cancelable operating leases. Lease expense was $125.3 million, $90.1 million, and $87.2 million for the years ended June 30, 2015, 2014 and 2013, respectively.

For scheduled rent escalation clauses during the lease terms or for rental payments commencing at a date other than the date of initial occupancy, the Company records minimum rental expenses on a straight-line basis over the terms of the leases. When the straight-line expense recorded exceeds the cash outflows during the respective period, the Company records a deferred lease obligation on the consolidated balance sheets and amortizes the deferred rent over the terms of the respective leases.

Minimum contractual lease payments due under the Company’s long-term operating leases are as follows (in millions):

Year Ended June 30,
2016	$119.3
2017	86.9
2018	75.4
2019	62.7
2020	48.9
Thereafter	280.7
$673.9

Lease Termination Costs

In connection with integration activities associated with acquisitions completed during Fiscal 2012 and 2013, the Company completed an analysis of existing and acquired facilities leases and determined that certain facilities under lease would not be used by the Company in the future. During the fourth quarter of 2013, the Company recorded a charge for lease termination costs totaling $10.4 million related to exit activities initiated for unutilized space associated with leased office and technical facilities, which was partially offset by a benefit related to the release of associated rent escalation accrual in the amount of $0.2 million. The net $10.2 million charge has been included in operating costs and selling, general and administrative expenses for Fiscal 2013. As of June 30, 2015 and 2014, the remaining lease termination obligation associated with these facilities was $6.3 million and $8.1 million, respectively, which is recorded net of anticipated sublease income.   The Company periodically re-evaluates its assumptions used to estimate this obligation and may record adjustments prospectively as facts or circumstances change related to the utilized space associated with leased facilities.

Purchase Commitments

At June 30, 2015, the Company was contractually committed for $226.4 million of capital expenditures for construction materials and purchases of property and equipment.  A majority of these purchase commitments are expected to be satisfied in the next twelve months. These purchase commitments are primarily success based; that is, the Company has executed customer contracts that support the future capital expenditures.

Outstanding Letters of Credit

As of June 30, 2015, the Company had $9.2 million in outstanding letters of credit, which were primarily entered into in connection with various lease agreements.

Contingencies

In the normal course of business, the Company is party to various outstanding legal proceedings, asserted and unasserted claims, and carrier disputes. In the opinion of management, the ultimate disposition of these matters, both asserted and unasserted, will not have a material adverse effect on the Company’s financial condition, results of operations, or cash flows.